Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about pay versus performance. For a detailed explanation and more thorough discussion regarding Compensation and Human Resources Committee decisions with respect to Named Executive Officer pay, please refer to our Compensation Discussion & Analysis.

Fiscal Year	Summary Compensation Table Total for CEO ($)[1]	Compensation Actually Paid to CEO ($)[2]	Average Summary Compensation Table Total for non-CEO NEO's ($)[3]	Average Compensation Actually Paid to non-CEO NEO's ($)[4]	Value of Initial Fixed $100 Investment Based on		Net (Loss) Income (000s) ($)[7]	Company Selected Measure: Adjusted EBITDA (000s) ($)[8]
					Total Shareholder Return ($)[5]	S&P Small Cap 600 - Metals & Mining Index Total Shareholder Return ($)[6]
2023	5,009,099	2,133,299	1,478,303	955,686	184	234	(25,438)	144,327
2022	7,229,882	(239,158)	2,160,762	568,928	174	175	171,996	312,715
2021	10,149,463	29,712,131	2,496,179	6,515,063	246	177	169,975	289,209
1	The amounts shown in this column reflect the amount reported in the Total column of the Summary Compensation Table for each applicable fiscal year.
2
The amounts shown in this column reflect the “compensation actually paid” as calculated under SEC rules for our CEO, Tamara L. Lundgren (our principal executive officer), for each applicable fiscal year. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules - CEO	Fiscal Year
	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$5,009,099	$7,229,882	$10,149,463
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(3,348,733)	(4,185,969)	(3,785,214)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	2,931,102	2,353,327	10,100,017
Increase/decrease for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(1,347,480)	(6,535,233)	12,368,671
Increase/decrease for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(1,197,352)	753,282	855,642
Deduction for amount reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings column of Summary Compensation Table [a]	(34,445)	—	(132,671)
Increase for pension service cost attributable to services rendered in the fiscal year	121,108	145,553	156,223
“Compensation Actually Paid” under SEC rules	$2,133,299	$(239,158)	$29,712,131
3
The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2023, Richard D. Peach, Steven G. Heiskell, Stefano R. Gaggini, James Matthew Vaughn, and Michael R. Henderson; (ii) for fiscal year 2022, Richard D. Peach, Michael R. Henderson, Steven G. Heiskell, and Stefano R. Gaggini; and (iii) for fiscal year 2021, Richard D. Peach, Michael R. Henderson, Steven G. Heiskell, and Peter Saba.

4
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers	Fiscal Year
	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$1,478,303	$2,160,762	$2,496,179
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(709,242)	(958,162)	(776,967)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	620,790	538,678	2,073,167
Increase/decrease for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(240,300)	(1,321,535)	2,546,148
Increase/decrease for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(193,865)	149,185	176,536
Average “Compensation Actually Paid” under SEC rules	$955,686	$568,928	$6,515,063
5
The amounts shown in this column reflect the cumulative total shareholder return on our common stock during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.

6
The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.

7	Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable fiscal year.
8
Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is a measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2023. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
3
The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for each applicable year are as follows: (i) for fiscal year 2023, Richard D. Peach, Steven G. Heiskell, Stefano R. Gaggini, James Matthew Vaughn, and Michael R. Henderson; (ii) for fiscal year 2022, Richard D. Peach, Michael R. Henderson, Steven G. Heiskell, and Stefano R. Gaggini; and (iii) for fiscal year 2021, Richard D. Peach, Michael R. Henderson, Steven G. Heiskell, and Peter Saba.

Peer Group Issuers, Footnote [Text Block]
6
The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.

PEO Total Compensation Amount	$ 5,009,099	$ 7,229,882	$ 10,149,463
PEO Actually Paid Compensation Amount	$ 2,133,299	(239,158)	29,712,131
Adjustment To PEO Compensation, Footnote [Text Block]
2
The amounts shown in this column reflect the “compensation actually paid” as calculated under SEC rules for our CEO, Tamara L. Lundgren (our principal executive officer), for each applicable fiscal year. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules - CEO	Fiscal Year
	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$5,009,099	$7,229,882	$10,149,463
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(3,348,733)	(4,185,969)	(3,785,214)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	2,931,102	2,353,327	10,100,017
Increase/decrease for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(1,347,480)	(6,535,233)	12,368,671
Increase/decrease for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(1,197,352)	753,282	855,642
Deduction for amount reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings column of Summary Compensation Table [a]	(34,445)	—	(132,671)
Increase for pension service cost attributable to services rendered in the fiscal year	121,108	145,553	156,223
“Compensation Actually Paid” under SEC rules	$2,133,299	$(239,158)	$29,712,131

Non-PEO NEO Average Total Compensation Amount	$ 1,478,303	2,160,762	2,496,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 955,686	568,928	6,515,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

Calculation of “Compensation Actually Paid” Under SEC Rules – Average for Non-CEO Named Executive Officers	Fiscal Year
	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$1,478,303	$2,160,762	$2,496,179
Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(709,242)	(958,162)	(776,967)
Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	620,790	538,678	2,073,167
Increase/decrease for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(240,300)	(1,321,535)	2,546,148
Increase/decrease for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(193,865)	149,185	176,536
Average “Compensation Actually Paid” under SEC rules	$955,686	$568,928	$6,515,063

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph shows the relationship among (1) the CAP to our CEO and the average of the CAP to our remaining NEOs in fiscal years 2021, 2022 and 2023, (2) the cumulative total shareholder return on our common stock and (3) the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index, in the case of clauses (2) and (3) during the period from August 31, 2020 through August 31, 2023, assuming an investment of $100 as of the market close on August 31, 2020.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph shows the relationship between (1) the CAP to our CEO and the average of the CAP to our remaining NEOs and (2) net income (loss), in each case in fiscal years 2021, 2022 and 2023.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph shows the relationship between (1) the CAP to our CEO and the average of the CAP to our remaining NEOs and (2) Adjusted EBITDA, in each case in fiscal years 2021, 2022 and 2023.
Total Shareholder Return Vs Peer Group [Text Block]
The following graph shows the relationship among (1) the CAP to our CEO and the average of the CAP to our remaining NEOs in fiscal years 2021, 2022 and 2023, (2) the cumulative total shareholder return on our common stock and (3) the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index, in the case of clauses (2) and (3) during the period from August 31, 2020 through August 31, 2023, assuming an investment of $100 as of the market close on August 31, 2020.

Tabular List [Table Text Block]
Listed below are the financial performance measures which in our assessment represent the most important performance measures we use to link CAP to our named executive officers to company performance for 2023.
-	Net Income
-	Adjusted EBITDA
-	Adjusted EPS
For a discussion of how our Compensation Committee assessed our performance and our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2022 and 2021.

Total Shareholder Return Amount	$ 184	174	246
Peer Group Total Shareholder Return Amount	234	175	177
Net Income (Loss)	$ (25,438,000)	$ 171,996,000	$ 169,975,000
Company Selected Measure Amount	144,327,000	312,715,000	289,209,000
PEO Name	Tamara L. Lundgren	Tamara L. Lundgren	Tamara L. Lundgren
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
8
Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is a measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2023. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on Adjusted EBITDA.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
PEO [Member] | Deduction for Amount Reported in Stock Awards Column of Summary Compensation Table (i.e., Grant Date Fair Value of Stock Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,348,733)	$ (4,185,969)	$ (3,785,214)
PEO [Member] | Increase for Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,931,102	2,353,327	10,100,017
PEO [Member] | Increase/Decrease for Change in Fair Value During the Fiscal Year of Equity Awards Granted in a Prior Fiscal Year that Remain Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,347,480)	(6,535,233)	12,368,671
PEO [Member] | Increase/Decrease for Change in Fair Value During the Fiscal Year, as of the Vesting Date, of Equity Awards Granted in a Prior Fiscal Year that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,197,352)	753,282	855,642
PEO [Member] | Deduction for Amount Reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,445)	0	(132,671)
PEO [Member] | Increase for Pension Service Cost Attributable to Services Rendered in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,108	145,553	156,223
Non-PEO NEO [Member] | Deduction for Amount Reported in Stock Awards Column of Summary Compensation Table (i.e., Grant Date Fair Value of Stock Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(709,242)	(958,162)	(776,967)
Non-PEO NEO [Member] | Increase for Fair Value at Fiscal Year-End of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	620,790	538,678	2,073,167
Non-PEO NEO [Member] | Increase/Decrease for Change in Fair Value During the Fiscal Year of Equity Awards Granted in a Prior Fiscal Year that Remain Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,300)	(1,321,535)	2,546,148
Non-PEO NEO [Member] | Increase/Decrease for Change in Fair Value During the Fiscal Year, as of the Vesting Date, of Equity Awards Granted in a Prior Fiscal Year that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (193,865)	$ 149,185	$ 176,536